Note 7 - Risk Management -Liquidity Risk - Liquidity Coverage Ratio (LCR) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LCR Line Items
Average LCR	95.35065%	108.00%	106.00%
BBVA Eurozone [Member]
LCR Line Items
Average LCR	96.62303%	108.00%	101.00%
BBVA USA [Member]
LCR Line Items
Average LCR	91.93808%	111.00%	119.00%
Mexico Member [Member]
LCR Line Items
Average LCR	98.4334%	116.00%	114.00%
Garanti Bank [Member]
LCR Line Items
Average LCR	95.1154%	99.00%	110.00%
Other LUMs [Member]
LCR Line Items
Average LCR	85.67551%	103.00%	99.00%